Consolidated statements of changes in equity	USD ($) shares	Stock options USD ($)	Restricted share units USD ($)	Series C Shares USD ($)	Public Shares USD ($)	Share capital USD ($) shares	Share capital Restricted share units USD ($) shares	Share capital Series C Shares USD ($) shares	Share capital Public Shares USD ($) shares	Contributed surplus USD ($)	Contributed surplus Stock options USD ($)	Contributed surplus Restricted share units USD ($)	Accumulated deficit USD ($)	Accumulated other comprehensive income (loss) USD ($)
Shareholders' equity, beginning balance (in shares) at Oct. 31, 2018 | shares						70,825,919
Shareholders' equity, beginning balance at Oct. 31, 2018	$ 1,802,813					$ 2,969,191				$ 26,523			$ (1,152,197)	$ (40,704)
Changes in equity [abstract]
Stock option expense	97,258									97,258
Share issuance (in shares) | shares						5,303,760
Share issuance	5,379,860					$ 5,379,860
Shares issued for non-cash costs (in shares) | shares						337,958
Equity issued for non-cash costs	118,759					$ 118,759
Comprehensive loss	(4,137,964)												(4,100,782)	(37,182)
Shareholders' equity, ending balance (in shares) at Oct. 31, 2019 | shares						76,467,637
Shareholders' equity, ending balance at Oct. 31, 2019	$ 3,260,726					$ 8,467,810				123,781			(5,252,979)	(77,886)
Changes in equity [abstract]
Exercise of stock options (in shares) | shares	0
Stock option expense	$ 245,847									245,847
Share issuance (in shares) | shares						6,357,423
Share issuance	6,481,381					$ 6,481,381
Equity issued for non-cash costs	455,055									455,055
Conversion of convertible debt (in shares) | shares						536,231
Conversion of convertible debt	492,409					$ 492,409
Comprehensive loss	(9,494,688)												(9,275,962)	(218,726)
Shareholders' equity, ending balance (in shares) at Oct. 31, 2020 | shares						83,361,291
Shareholders' equity, ending balance at Oct. 31, 2020	$ 1,440,730					$ 15,441,600				824,683			(14,528,941)	(296,612)
Shareholders' equity, ending balance (in shares) at Aug. 10, 2021 | shares	163,179,555
Shareholders' equity, beginning balance (in shares) at Oct. 31, 2020 | shares						83,361,291
Shareholders' equity, beginning balance at Oct. 31, 2020	$ 1,440,730					$ 15,441,600				824,683			(14,528,941)	(296,612)
Changes in equity [abstract]
Exercise of stock options (in shares) | shares	2,172,820					2,055,476
Exercise of stock options	$ 169,105					$ 891,162				(722,057)
Exercise of warrants (in shares) | shares						100
Exercise of warrants	1,438					$ 288				1,150
Stock option expense		$ 2,689,913	$ 688,087								$ 2,689,913	$ 688,087
Share issuance (in shares) | shares								11,220,218	65,671,374
Share issuance				$ 21,620,000	$ 629,748,295			$ 21,620,000	$ 629,748,295
Restricted Share Units settled in shares (in shares) | shares							392,276
Restricted Share Units settled in shares			$ 3,922,754				$ 3,922,754
Shares issued for non-cash costs (in shares) | shares						478,920
Equity issued for non-cash costs	0					$ 455,055				(455,055)
Comprehensive loss	$ (226,559,288)												(226,559,288)
Shareholders' equity, ending balance (in shares) at Oct. 31, 2021 | shares	163,179,655					163,179,655
Shareholders' equity, ending balance at Oct. 31, 2021	$ 433,721,034					$ 672,079,154				$ 3,026,721			$ (241,088,229)	$ (296,612)